Note 13 - Related Parties (Details) (USD $)	1 Months Ended			0 Months Ended
	Jan. 31, 2012	Feb. 28, 2011	Jan. 31, 2009	Dec. 30, 2008	Dec. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Dec. 22, 2011
Note 13 - Related Parties (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.01	$ 1.93	$ 1.97	$ 2.00
Warrant [Member] | Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued		2,904,653
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.83
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Employee Stock Option [Member] | Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Share Price			$ 0.70
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued			6,583,277
Manager [Member]
Note 13 - Related Parties (Details) [Line Items]
Performance Bonus	750,000
Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Prior Notice Cancellation Period				90 years
Manager Annual Fee				1,000,000
Monthly Installments For Manager Annual Fee				$ 83,333
Management Agreement Automatic Renewal Period For Successive Periods		1 year